SUMMARY OF STOCK OPTION ACTIVITY (Details) - Employees and Directors [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of stock options outstanding, Outstanding at beginning of period	997,148	575,722
Weighted average exercise price, Outstanding at beginning of period	$ 8.48	$ 9.14
Number of stock options outstanding, Granted	530,822	421,426
Weighted average exercise price, Granted	$ 5.14	$ 7.60
Number of stock options outstanding, cancelled	(20,833)
Weighted average exercise price, cancelled	$ 8.16
Number of stock options outstanding, Outstanding at end of period	1,507,137	997,148
Weighted average exercise price, Outstanding at end of period	$ 7.31	$ 8.48
Number of stock options outstanding, Vested at end of period	899,609	568,053
Weighted average exercise price, Vested at end of period	$ 8.52	$ 9.08